Filed pursuant to Rule 497(e)
File Nos. 333-211532 and 811-22634

BLACKSTONE ALTERNATIVE ALPHA FUND

Supplement dated November 30, 2016 to the

Blackstone Alternative Alpha Fund

Statement of Additional Information,

dated July 29, 2016

Effective immediately, the sub-sections titled “Board Composition and Fund Leadership Structure,” “Compensation of Trustees and Officers,” “Trustee Qualifications,” “Board Leadership Structure and Risk Oversight,” and “Standing Committees,” within the “MANAGEMENT” section of the Statement of Additional Information, are amended and restated in their entirety as follows:

Board Composition and Fund Leadership Structure

The identity of the Trustees and officers of each of the Fund and the Master Fund and brief biographical information regarding each Trustee and officer during the past five years is set forth below. Unless otherwise noted, the business address of each officer and Trustee is c/o Blackstone Alternative Asset Management L.P., 345 Park Avenue, 28th Floor, New York, New York 10154.

Independent Trustees:

Name and Year of Birth of Independent Trustees	Position(s) Held with each of the Fund and the Master Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee During the Past 5 Years
John M. Brown (1959)	Trustee	January 2012 to Present	Retired (2004-Present)	4	None

Peter M. Gilbert (1947)	Trustee	February 2016 to Present	Retired (2015-Present); CIO, Lehigh Endowment Fund (2007-2015)	4	None

Paul J. Lawler (1948)	Trustee	January 2012 to Present	Retired (2011-Present)	4	Trustee, First Eagle Funds (9 portfolios)

Kristen Leopold (1967)	Trustee	January 2012 to Present	CFO, WFL Real Estate Services, LLC (2006-Present); CFO, KL Associates LLC (Hedge Fund Consulting) (2007-2014)	4	Trustee, CPG Alternative Strategies Fund LLC; Trustee, CPG Carlyle Fund LLC; Trustee, CPG Carlyle Master Fund, LLC

Interested Trustees:

Name and Year of Birth of Interested Trustee	Position(s) Held with each of the Fund and the Master Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee During the Past 5 Years
Frank J. Coates[3] (1964)	Trustee	January 2012 to Present	Executive Managing Director,[4] Envestnet, Inc. (Wealth Management Solutions) (2016-Present); CEO, Wheelhouse Analytics, LLC (Technology Solutions) (2010-2016)	4	None

Peter Koffler[5] (1956)	Trustee	December 2012 to Present	Senior Managing Director,[4] The Blackstone Group L.P. (“Blackstone”) (2012-Present); General Counsel, BAIA and BAAM (2010-Present); Chief Compliance Officer, Blackstone (2013-2016); Managing Director,[4] Blackstone (2006-2011); Chief Compliance Officer, BAAM (2008-2012)	4	None

[1]	Term of office of each Trustee is indefinite until his or her resignation, removal, or death. Any Trustee of the Fund or the Master Fund may be removed from office in accordance with the provisions of each of the Fund’s and the Master Fund’s Agreement and Declaration of Trust and Bylaws.
[2]	As of the date of this SAI, the “Fund Complex” consists of the Fund, Blackstone Alternative Alpha Fund II, the Master Fund, and Blackstone Alternative Multi-Strategy Fund.
[3]	Mr. Coates is being treated as an “interested person” of the Fund and the Master Fund, as defined in the 1940 Act, due to his employment by Envestnet, Inc., which conducts business with certain Investment Funds and may conduct business with BAAM and/or its affiliates in the future.
[4]	Executive title, not a board directorship.
[5]	Mr. Koffler is an “interested person” of the Fund and the Master Fund, as defined in the 1940 Act, due to his position with BAAM and its affiliates.

Officers:

Name and Year of Birth of Officers	Position(s) Held with each of the Fund and the Master Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen Buehler (1977)	Secretary	November 2011 to Present	Managing Director,[2] Blackstone (2014-Present); Vice President, Blackstone (2012-2013)

Brian F. Gavin (1969)	President (Principal Executive Officer)	November 2011 to Present	Chief Operating Officer & Senior Managing Director,[2] BAAM (2007-Present)

James Hannigan (1983)	Chief Compliance Officer, Anti-Money Laundering Officer, and Chief Legal Officer	Chief Compliance Officer and Anti-Money Laundering Officer (August 2016 to Present); Chief Legal Officer (March 2015 to Present)	Vice President, Blackstone (2014-Present); Associate, Blackstone (2012-2013); Assistant Vice President, FRM Americas, LLC (2011-2012)

Arthur Liao (1972)	Treasurer (Principal Financial and Accounting Officer)	November 2011 to Present	Senior Managing Director,[2] Blackstone (2016-Present); Chief Financial Officer, BAAM (2007-Present); Managing Director,[2] Blackstone (2007-2015)

[1]	Term of office of each Officer is indefinite until his or her death, resignation, removal or disqualification.
[2]	Executive title, not a board directorship.

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund, the Master Fund, and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund Complex as of December 31, 2015:

Independent Trustees:

Name of Independent Trustee	Dollar Range of Equity Securities in the Fund	Dollar Range of Equity Securities in the Master Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Fund Complex
John M. Brown	Over $100,000	None	Over $100,000
Peter M. Gilbert*	None	None	None
Paul J. Lawler	None	None	Over $100,000
Kristen M. Leopold	None	None	Between $50,001 and $100,000

*	Appointed to the Board effective as of February 24, 2016.

Interested Trustees:

Name of Interested Trustee*	Dollar Range of Equity Securities in the Fund	Dollar Range of Equity Securities in the Master Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Fund Complex
Frank J. Coates	Over $100,000	None	Over $100,000
Peter Koffler	None	None	None

*	Deemed to be an “interested person” of the Funds, as defined in the 1940 Act.

For Independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Fund or the Master Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund or the Master Fund as of December 31, 2015:

Name of Independent Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percent of Class
John M. Brown	None	None	None	None	None
Peter M. Gilbert*	None	None	None	None	None
Paul J. Lawler	None	None	None	None	None
Kristen M. Leopold	None	None	None	None	None

*	Appointed to the Board effective as of February 24, 2016.

Compensation of Trustees and Officers

Each of the Trustees of the Fund is also a trustee of Blackstone Alternative Alpha Fund II (a second “feeder fund” that invests substantially all of its assets with the Master Fund) (“BAAF II”) and the Master Fund (together with the Fund and BAAF II, the “BAAF Funds”). Each of the Trustees, with the exception of Peter Koffler, is paid by the BAAF Funds $38,000 per fiscal year in aggregate for their services to the BAAF Funds. The Chairman of the Board of Trustees of the BAAF Funds and the Chair of the Audit Committee each receive an additional $2,000 per fiscal year. The BAAF Funds also pay for the Trustees’ travel expenses related to Board meetings. The Trustees do not receive any pension or retirement benefits from the BAAF Funds. The following table sets forth information covering the total compensation payable by the BAAF Funds during its fiscal year ended March 31, 2016 to the persons who serve, and who are expected to continue serving, as Trustees of the BAAF Funds during such period:

Independent Trustees:

Name of Independent Trustee	Aggregate Compensation From the BAAF Funds	Total Compensation From the Fund Complex*
John M. Brown	$34,000	$90,000
Peter M. Gilbert	$9,500	$27,500
Paul J. Lawler	$32,000	$85,000
Kristen M. Leopold	$34,000	$90,000

*	These amounts represent aggregate compensation for services of each Trustee to each fund in the Fund Complex, for which each Trustee serves as trustee. The Fund Complex currently consists of the BAAF Funds and Blackstone Alternative Multi-Strategy Fund, a series of Blackstone Alternative Investment Funds. For the fiscal year ended March 31, 2016, the Fund Complex also included an additional series of Blackstone Alternative Investment Funds that has since been liquidated.

Interested Trustees:

Name of Interested Trustee	Aggregate Compensation From the BAAF Funds	Total Compensation From the BAAF Funds and Fund Complex*
Frank J. Coates	$32,000	$85,000
Peter Koffler	None	None

*	These amounts represent aggregate compensation for services of each Trustee to each fund in the Fund Complex, for which each Trustee serves as trustee. The Fund Complex currently consists of the BAAF Funds and Blackstone Alternative Multi-Strategy Fund, a series of Blackstone Alternative Investment Funds. For the fiscal year ended March 31, 2016, the Fund Complex also included an additional series of Blackstone Alternative Investment Funds that has since been liquidated.

Trustee Qualifications

Information about Each Trustee’s Experience, Attributes, Skills, or Qualifications for Board Membership. The Board has considered the following factors, among others, in concluding that the Trustees possess the requisite experience, qualifications, attributes and/or skills to serve as Board members: his or her character and integrity; his or her professional experience; his or her willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and as to each Trustee other than Messrs. Koffler and Coates, his or her status as not being an “interested person” (as defined in the 1940 Act) of the Fund. The Board believes that the Trustees’ ability to review, critically evaluate, question and discuss information provided to them, to interact effectively with BAAM, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support its conclusion. In addition, the Board has considered the following particular attributes as to the various individual Trustees:

Mr. Brown, investment management experience and experience as a board member and/or executive officer of various businesses and other organizations.

Mr. Coates, business and finance expertise and training as a Chartered Financial Analyst and experience as a chief executive officer, board member and/or executive officer of various registered investment companies and other businesses within the asset management industry.

Mr. Gilbert, investment management experience as former chief investment officer and experience as a board member of various businesses and other organizations.

Mr. Koffler, professional training and experience as a business lawyer focusing on the investment management industry and his perspective on Board matters as a senior executive of BAAM.

Mr. Lawler, business, finance and investment management expertise, training as a Chartered Financial Analyst, and experience as a chief investment officer, board member and/or executive officer of various large independent universities, foundations, registered investment companies, businesses and other organizations.

Ms. Leopold, business, finance and accounting expertise and training as a Certified Public Accountant and experience as a chief financial officer and/or auditor and manager at an alternative asset management company and a multi-national accounting firm.

References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Leadership Structure and Risk Oversight

The Board of Trustees is responsible for the general oversight of the Fund’s affairs and for ensuring that the Fund is managed in the best interests of its shareholders. The Board will regularly review the Fund’s investment performance as well as the quality of services provided to the Fund and its shareholders by BAAM and its affiliates and by the Fund’s other service providers. At least annually the Board reviews and evaluates the fees and operating expenses paid by each Fund for these services. In carrying out these responsibilities, the Board is assisted by the Fund’s auditors, independent counsel to the Independent Trustees, and other persons as appropriate, who are selected by and responsible to the Board. In addition, the Fund’s Chief Compliance Officer reports directly to the Board.

Currently, all but two of the Trustees are Independent Trustees. The Independent Trustees must vote separately to approve all financial arrangements and other agreements with the Fund’s investment adviser, BAAM, and other affiliated parties. The Independent Trustees will meet regularly as a group in executive session without representatives of BAAM present. An Independent Trustee currently serves as Chairman of the Board of Trustees of the Fund.

Taking into account the number and complexity of the registered investment companies overseen by the Board of Trustees within the Fund Complex and the amount of assets under management in the Fund, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board as they deem appropriate. Each committee may utilize the resources of the Fund’s counsel and auditors as well as other persons. The committees meet from time to time, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee consists exclusively of Independent Trustees.

The Board of Trustees has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of Fund’s affairs. While risk management is primarily the responsibility of the Fund’s investment adviser, BAAM, the Board will regularly receive reports, including reports from BAAM and the Fund’s Chief Compliance Officer, regarding investment risks, compliance risks, and certain other risks applicable to the Fund. The Board’s committee structure allows separate committees to focus on different aspects of these risks within the scope of the committee’s authority and their potential impact on some or all of the funds, and to discuss with BAAM the ways in which BAAM monitors and controls such risks.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, that reports received by the Trustees with respect to risk management matters typically will be summaries of the relevant information, and that the processes, procedures and controls employed to address risks may be limited in their effectiveness. As a result of the foregoing and other factors, risk management oversight by the Board and by the committees is subject to substantial limitations.

Standing Committees

The Board of Trustees has the authority to establish committees, which may exercise the power and authority of the Trustees to the extent the Board determines. The committees assist the Board of Trustees in performing its functions and duties under the 1940 Act and Massachusetts law. The Board of Trustees currently has established two standing committees: the Audit Committee and the Nominating Committee.

Audit Committees. The Audit Committees of the Fund and Master Fund, which each consists of Ms. Leopold and Messrs. Gilbert and Lawler, provide oversight with respect to the accounting and financial reporting policies and practices of the Fund and the Master Fund and, among other things, consider the selection of an independent registered public accounting firm for the Fund and the scope of the audit, and approve all services proposed to be performed by the independent registered public accounting firm on behalf of the Fund and, under certain circumstances, BAAM and certain affiliates. The Audit Committee met three times during the most recent fiscal year.

Nominating Committees. The Nominating Committees of the Fund and Master Fund, which each consists of Messrs. Brown, Gilbert, and Lawler, meet to select nominees for election as Trustees of the Fund and the Master Fund, respectively, and consider other matters of Board policy, including reviewing and making recommendations to the Board with respect to the compensation of the Independent Trustees. It is the policy of the Nominating Committees to consider nominees properly submitted by Investors. In accordance with the terms of the Nominating Committee Charter, Investors who wish to recommend a nominee should send a nomination to the Secretary of the Fund which includes biographical information and sets forth the qualifications of a proposed nominee. The recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Nominating Committee and to serve if elected by Investors. The Nominating Committee met two times during the most recent fiscal year.

Shareholders should retain this Supplement for future reference.